SUBSEQUENT EVENTS (Details)	0 Months Ended		12 Months Ended				0 Months Ended
	Nov. 29, 2011 USD ($)	Nov. 29, 2011 ILS	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2014 FAvS [Member]	Dec. 31, 2013 FAvS [Member]	Mar. 11, 2015 Subsequent Event [Member] Piedmont Aviation Component Services, LLC [Member] FAvS [Member] USD ($)	Mar. 11, 2015 Subsequent Event [Member] Piedmont Aviation Component Services, LLC [Member] FAvS [Member] Class B Common Stock [Member] USD ($)	Mar. 11, 2015 Subsequent Event [Member] Piedmont Aviation Component Services, LLC [Member] FAvS [Member] Series A Preferred stock [Member] USD ($)
Subsequent Event [Line Items]
Number of shares sold								237,932	(16,253)
Ownership percentage before transaction							23.18%
Purchase price per share								$ 8.40	$ 100
Aggregate purchase price								$ 1,999	$ 1,625
Gain from sale of shares							1,395
Ownership percentage					28.08%	29.36%	5.00%
Damages being sought in litigation matter	$ 1,620	6,151	$ 1,620,000	6,151,000